BUSINESS COMBINATIONS - Additional Information (Details)		1 Months Ended		12 Months Ended
	Jan. 15, 2020 shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)
BUSINESS COMBINATIONS
Goodwill				¥ 177,082,468	¥ 177,082,468	¥ 177,082,468	¥ 268,318,948	$ 24,941,544
Class A ordinary shares
BUSINESS COMBINATIONS
Basic earnings (losses) per share | (per share)				¥ 2.64	¥ 0.37	¥ (4.13)	¥ 0.86
Diluted earnings (losses) per share | (per share)				2.64	0.37	(4.13)	0.86
Class B ordinary shares
BUSINESS COMBINATIONS
Basic earnings (losses) per share | (per share)				2.64	0.37	(4.13)	0.86
Diluted earnings (losses) per share | (per share)				¥ 2.64	¥ 0.37	(4.13)	0.86
As reported | Class A ordinary shares
BUSINESS COMBINATIONS
Basic earnings (losses) per share						3.71	1.14
Diluted earnings (losses) per share						3.71	1.14
As reported | Class B ordinary shares
BUSINESS COMBINATIONS
Basic earnings (losses) per share						3.71	1.14
Diluted earnings (losses) per share						3.71	1.14
Adjustment | Class A ordinary shares
BUSINESS COMBINATIONS
Basic earnings (losses) per share						(4.13)	0.83
Diluted earnings (losses) per share						(4.04)	0.83
Adjustment | Class B ordinary shares
BUSINESS COMBINATIONS
Basic earnings (losses) per share						(4.04)	0.83
Diluted earnings (losses) per share						¥ (4.04)	¥ 0.83
2023 Business combinations
BUSINESS COMBINATIONS
Business acquisition, total consideration amount		¥ 399,800,000	$ 56,310,652
2023 Business combinations | GTI
BUSINESS COMBINATIONS
Business acquisition, total consideration amount | ¥		326,440,000
2023 Business combinations | Beifu HK
BUSINESS COMBINATIONS
Business acquisition, total consideration amount | ¥		28,278,520
2023 Business combinations | Aotao
BUSINESS COMBINATIONS
Business acquisition, total consideration amount | ¥		¥ 45,081,480
2021 Business Combinations
BUSINESS COMBINATIONS
Business acquisition, total consideration amount | ¥							¥ 23,000,000
Brand name | ¥							36,896,000
Goodwill | ¥							20,588,461
Business acquisition, cash consideration paid | ¥							¥ 19,530,000
Shandong Xinghui | Class A ordinary shares
BUSINESS COMBINATIONS
Business acquisition, shares issued | shares	870,908